Warrant Liabilities - Narrative (Details) - $ / shares	Sep. 24, 2025	May 08, 2026	Mar. 31, 2026	Dec. 31, 2025
PIPE Warrants
Warrant Liabilities [Line Items]
Warrant, reset period	6 months
Warrant resent period, two	9 months
Volume-weighted average price, period (in days)	45 days
Warrant exercise price (in dollars per share)			$ 12.00	$ 12.00
PIPE Warrants | Subsequent Event
Warrant Liabilities [Line Items]
Warrant exercise price (in dollars per share)		$ 6.00
NRA Warrants
Warrant Liabilities [Line Items]
Warrant exercise price (in dollars per share)			12.00	12.00
NRA Warrants | Subsequent Event
Warrant Liabilities [Line Items]
Warrant exercise price (in dollars per share)		$ 6.00
Redeemable convertible preferred stock warrants
Warrant Liabilities [Line Items]
New shares issued during period (in shares)	614,799
Assumed Kodiak Warrants
Warrant Liabilities [Line Items]
Warrant exercise price (in dollars per share)			$ 2.24	$ 2.24
Warrant outstanding (in shares)	558,559